Earnings/(Loss) Per Share of Common Stock - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares on which basic earnings per share is calculated:
Weighted-average shares outstanding during period (in shares)	902,664,190	895,990,771	890,348,679
Add - Incremental shares under stock-based compensation plans (in shares)	7,593,455	6,883,290	4,802,940
Add - Incremental shares associated with contingently issuable shares (in shares)	2,011,417	1,766,940	1,412,352
Number of shares on which diluted earnings per share is calculated (in shares)	912,269,062	904,641,001	896,563,971
Net income on which basic earnings per share is calculated
Income from continuing operations	$ 1,783	$ 4,712	$ 3,932
Income/(loss) from discontinued operations, net of tax	(143)	1,030	1,658
Net income on which basic earnings per share is calculated	1,639	5,743	5,590
Net income on which diluted earnings per share is calculated
Income from continuing operations	1,783	4,712	3,932
Net income applicable to contingently issuable shares			(2)
Income from continuing operations on which diluted earnings per share is calculated	1,783	4,712	3,930
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(143)	1,030	1,658
Net income on which diluted earnings per share is calculated	$ 1,639	$ 5,743	$ 5,588
Assuming dilution
Continuing operations (in dollars per share)	$ 1.95	$ 5.21	$ 4.38
Discontinued operations (in dollars per share)	(0.16)	1.14	1.85
Total (in dollars per share) (Note I)	1.80	6.35	6.23
Basic
Continuing operations (in dollars per share)	1.97	5.26	4.42
Discontinued operations (in dollars per share)	(0.16)	1.15	1.86
Total (in dollars per share) (Note I)	$ 1.82	$ 6.41	$ 6.28